Financial assets and liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Prepaid manufacturing costs	$ 5,695	$ 1,796
Prepaid insurance and subscriptions	2,235	1,967
Clinical trial research and development expenditure	441	1,402
Other	435	522
Prepayments	$ 8,806	$ 5,687